INCOME TAXES	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
INCOME TAXES
INCOME TAXES
NOTE 13 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at April 30, 2015 and July 31, 2014 as follows:

	April 30, 2015	July 31, 2014
Deferred tax assets:
Net operating losses	$224,460	$170,552

Total deferred tax assets	224,460	170,552
Less: valuation allowance	(224,460)	(170,552)

Deferred tax assets, net	$-	$-

As of April 30, 2015, for U.S. federal income tax reporting purposes, the Company has approximately $660,179 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to April 30, 2015, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)	Luck Sky Shenzhen

As of April 30, 2015, Luck Sky Shenzhen had $30,036 in net operating profit and $7,529 income tax expenses accrued accordingly.

2)	Sanhe

As of April 30, 2015, Sanhe had $901,742 in net operating loss carry forwards available to offset future taxable income. Net operating losses can generally be carried forward by five years in PRC. As a result, we recognized deferred tax asset of $298,171 and $111,844 as of April 30, 2015 and July 31, 2014, respectively.

NOTE 12 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at July 31, 2014 and 2013 as follows:

	2014	2013
Deferred tax assets:
Net operating losses	$170,552	$59,350

Total deferred tax assets	170,552	59,350
Less: valuation allowance	(170,552)	(59,350)

Deferred tax assets, net	$-	$-

As of July 31, 2014, for U.S. federal income tax reporting purposes, the Company has approximately $501,624 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to July 31, 2014, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)	Luck Sky Shenzhen

As of July 31, 2014, Luck Sky Shenzhen had $6,283 in net operating loss carry forwards available to offset future taxable income. Net operating losses can generally be carried forward by five years in PRC. However, there is no foreseeing profit for Luck Sky Shenzhen, so we made 100% valuation allowance.

2)	Sanhe

As of July 31, 2014, Sanhe had $341,795 in net operating loss carry forwards available to offset future taxable income. Net operating losses can generally be carried forward by five years in PRC. As a result, we recognized deferred tax asset of $113,392 as of July 31, 2014. As of July 31, 2013, there were no deferred tax assets or liabilities.